Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 291,170
Depreciation expenses	(28,143)		$ (29,087)	$ (30,350)
Additions	26,069		24,591	24,451
Impairment losses	0	$ 0	596	138
Ending balance	288,708	$ 9,740	291,170
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	936,128		925,434	915,723
Additions	26,069		24,591	24,451
Disposal	(15,448)		(13,810)	(14,711)
Effect of foreign exchange differences	(176)		(42)	69
Acquisitions through business combinations				65
Others	(113)		(45)	(163)
Ending balance	946,460		936,128	925,434
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(644,958)		(629,035)	(613,073)
Depreciation expenses	(28,143)		(29,087)	(30,350)
Disposal	15,182		13,718	14,598
Impairment losses			(596)	(138)
Effect of foreign exchange differences	47		12	(14)
Acquisitions through business combinations				(29)
Others	120		30	(29)
Ending balance	(657,752)		(644,958)	(629,035)
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	103,872		102,747	102,774
Additions	0		791	0
Disposal	(158)		(2)	0
Effect of foreign exchange differences	0		0	0
Acquisitions through business combinations				19
Others	365		336	(46)
Ending balance	104,079		103,872	102,747
Land [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Impairment losses			0	0
Effect of foreign exchange differences	0		0	0
Acquisitions through business combinations				0
Others	0		0	0
Ending balance	0		0	0
Land improvements [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,581		1,575	1,558
Additions	0		0	0
Disposal	(5)		(6)	0
Effect of foreign exchange differences	0		0	0
Acquisitions through business combinations				0
Others	19		12	17
Ending balance	1,595		1,581	1,575
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,248)		(1,203)	(1,145)
Depreciation expenses	(50)		(51)	(53)
Disposal	4		6	0
Impairment losses			0	0
Effect of foreign exchange differences	0		0	0
Acquisitions through business combinations				0
Others	1		0	(5)
Ending balance	(1,293)		(1,248)	(1,203)
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	67,738		67,790	67,600
Additions	30		36	59
Disposal	(108)		(35)	(11)
Effect of foreign exchange differences	0		0	0
Acquisitions through business combinations				7
Others	5,034		(53)	135
Ending balance	72,694		67,738	67,790
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(25,591)		(24,421)	(23,202)
Depreciation expenses	(1,402)		(1,269)	(1,269)
Disposal	47		34	10
Impairment losses			0	0
Effect of foreign exchange differences	0		0	0
Acquisitions through business combinations				(1)
Others	147		65	41
Ending balance	(26,799)		(25,591)	(24,421)
Computer equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,295		14,996	15,318
Additions	78		42	37
Disposal	(974)		(1,546)	(1,073)
Effect of foreign exchange differences	(1)		(3)	0
Acquisitions through business combinations				0
Others	764		806	714
Ending balance	14,162		14,295	14,996
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(11,582)		(11,715)	(11,308)
Depreciation expenses	(1,192)		(1,332)	(1,467)
Disposal	967		1,529	1,061
Impairment losses			0	0
Effect of foreign exchange differences	0		1	0
Acquisitions through business combinations				0
Others	19		(65)	(1)
Ending balance	(11,788)		(11,582)	(11,715)
Telecommunications equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses			596	138
Telecommunications equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	715,692		705,372	695,076
Additions	193		171	159
Disposal	(13,739)		(11,542)	(13,047)
Effect of foreign exchange differences	(172)		(35)	69
Acquisitions through business combinations				0
Others	20,080		21,726	23,115
Ending balance	722,054		715,692	705,372
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(596,497)		(582,205)	(568,767)
Depreciation expenses	(24,492)		(25,280)	(26,291)
Disposal	13,712		11,512	13,033
Impairment losses			(596)	(138)
Effect of foreign exchange differences	45		7	(14)
Acquisitions through business combinations				0
Others	78		65	(28)
Ending balance	(607,154)		(596,497)	(582,205)
Transportation equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,866		3,815	3,824
Additions	1		1	0
Disposal	(62)		(54)	(69)
Effect of foreign exchange differences	0		0	0
Acquisitions through business combinations				0
Others	29		104	60
Ending balance	3,834		3,866	3,815
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,237)		(2,750)	(2,208)
Depreciation expenses	(330)		(529)	(599)
Disposal	63		54	69
Impairment losses			0	0
Effect of foreign exchange differences	0		0	0
Acquisitions through business combinations				0
Others	(9)		(12)	(12)
Ending balance	(3,513)		(3,237)	(2,750)
Miscellaneous equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,943		8,737	8,643
Additions	193		255	203
Disposal	(402)		(625)	(511)
Effect of foreign exchange differences	(3)		(4)	0
Acquisitions through business combinations				39
Others	784		580	363
Ending balance	9,515		8,943	8,737
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(6,803)		(6,741)	(6,443)
Depreciation expenses	(677)		(626)	(671)
Disposal	389		583	425
Impairment losses			0	0
Effect of foreign exchange differences	2		4	0
Acquisitions through business combinations				(28)
Others	(116)		(23)	(24)
Ending balance	(7,205)		(6,803)	(6,741)
Construction in progress and equipment to be accepted [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	20,141		20,402	20,930
Additions	25,574		23,295	23,993
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Acquisitions through business combinations				0
Others	(27,188)		(23,556)	(24,521)
Ending balance	18,527		20,141	20,402
Construction in progress and equipment to be accepted [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Impairment losses			0	0
Effect of foreign exchange differences	0		0	0
Acquisitions through business combinations				0
Others	0		0	0
Ending balance	$ 0		$ 0	$ 0